Audit Information	12 Months Ended
Jun. 30, 2026
Auditor [Line Items]
Auditor Name	AssentSure PAC
Auditor Firm ID	6783
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of Australian Oilseeds Holdings Ltd and its subsidiaries (the “Company”) as of June 30, 2026, the related consolidated statements of profit or loss and other comprehensive income (loss), changes in equity, and cash flows, for the year ended June 30, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial positions of the Company as of June 30, 2026, and the consolidated results of its operations and its cash flows for the year ended June 30, 2026, in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board.